General and administrative expenses (Schedule of General and Administrative Expenses) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 ILS (₪)
Disclosure Of Seleted Consolidated Statements Of Operation Data Line Items [Line Items]
Salaries and related expenses	₪ 15,876	$ 4,510		₪ 15,992	₪ 16,185
Office maintenance	1,585	450		1,589	1,591
Professional fees	2,366	672		2,658	2,571
Vehicles	462	131		431	322
Depreciation and amortization	1,374	390		1,124	880
Bad and doubtful debts	42	12		(599)	(1,308)
Communication	111	32		109	82
Share based payment expense	355	101		0	0
Other	1,946	553		1,995	1,595
General and administrative expenses	₪ 24,117	$ 6,851	[1]	₪ 23,299	₪ 21,918

[1]	Convenience Translation into US Dollars.